Segment Information (Details) - Schedule of geographical segment - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenue from contracts with customers:
Total revenue from contracts with customers	$ 9,168	$ 12,558	$ 14,277
Property, plant and equipment, net:
Total property, plant and equipment, net	833	878
Hong Kong and China [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	1,554	2,186	2,794
Property, plant and equipment, net:
Total property, plant and equipment, net	98	127
Europe [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	7,269	9,790	10,901
Other Asian countries [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	37		128
North America [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	308	582	$ 454
Myanmar [Member]
Property, plant and equipment, net:
Total property, plant and equipment, net	$ 735	$ 751